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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          02/14/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             46
                                               -------------

Form 13F Information Table Value Total:          397,461
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abgenix Inc                       Common Stock   00339B107  12,853    97,000  SH         sole               97,000
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Advanced Neuromodulation Sys      Common Stock   00757T101   4,608   491,500  SH         sole              491,500
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Alkermes Inc                      Common Stock   01642T108   6,386   130,000  SH         sole              130,000
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Alza Corp Del                     Common Stock   022615108   6,925   200,000  SH         sole              200,000
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Alza Corp Del                     Common Stock   0226159AF     790     1,580  SH CALL    sole                1,580
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Arthrocare Corp                   Common Stock   043136100   5,460    89,500  SH         sole               89,500
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Astrazeneca PLC                   Sponsored ADR  046353108   9,559   228,950  SH         sole              228,950
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Aviron                            Common Stock   053762100     790    50,000  SH         sole               50,000
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Biocryst Pharmaceuticals          Common Stock   09058V103     218     7,400  SH         sole                7,400
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Biotime Inc                       Common Stock   09066L105   2,935   330,679  SH         sole              330,679
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Cima Labs Inc                     Common Stock   171796105   5,074   388,500  SH         sole              388,500
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Cubist Pharmaceuticals Inc        Common Stock   229678107   8,701   452,000  SH         sole              452,000
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Endosonics Corp                   Common Stock   29264K105   4,895   575,900  SH         sole              575,900
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Enzon Inc                         Common Stock   293904108  71,981 1,659,500  SH         sole            1,659,500
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Epix Medical Inc                  Common Stock   26881Q101     370    37,000  SH         sole               37,000
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Geron Corp                        Common Stock   374163103     896    71,000  SH         sole               71,000
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Gilead Sciences Inc               Common Stock   375558103     893    16,500  SH         sole               16,500
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Hemasure Inc.                     Common Stock   423504109   4,317   719,450  SH         sole              719,450
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Idec Pharmaceuticals Corp         Common Stock   449370105  18,019   183,400  SH         sole              183,400
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Immunomedics Inc                  Common Stock   452907108   9,250   755,100  SH         sole              755,100
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Invitrogen Corp                   Common Stock   46185R100  15,060   251,000  SH         sole              251,000
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Johnson & Johnson                 Common Stock   478160104   4,402    47,210  SH         sole               47,210
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King Pharmaceuticals Inc          Common Stock   495582108  21,435   382,350  SH         sole              382,350
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LJL Biosystems Inc                Common Stock   501873103   4,714   598,600  SH         sole              598,600
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Lilly Eli & Co                    Common Stock   532457108     455     6,844  SH         sole                6,844
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Lynx Therapeutics Inc             Common Stock   551812308  14,375   444,000  SH         sole              444,000
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MCI Worldcom Inc                  Common Stock   55268B106     480     9,060  SH         sole                9,060
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Medimmune Inc                     Common Stock   584699102  32,280   194,605  SH         sole              194,605
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Medtronic Inc                     Common Stock   585055106   3,708   101,751  SH         sole              101,751
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Microsoft Corp                    Common Stock   594918104     374     3,200  SH         sole                3,200
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Millennium Pharmaceuticals Inc    Common Stock   599902103     244     2,000  SH         sole                2,000
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Minimed Inc                       Common Stock   60365K108   4,593    62,700  SH         sole               62,700
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OSI Pharmaceuticals Inc           Common Stock   671040103     794   100,000  SH         sole              100,000
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PE Corp                           Com PE Bio Grp 69332S102  23,413   194,600  SH         sole              194,600
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PE Corp                           Celera Gen Grp 69332S201  25,814   173,250  SH         sole              173,250
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Pharmacia & Upjohn Inc            Common Stock   716941109   4,336    96,352  SH         sole               96,352
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QLT Phototherapeutics Inc         Common Stock   746927102   6,286   107,000  SH         sole              107,000
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Ribozyme Pharmaceuticals Inc      Common Stock   762567105   2,924   278,500  SH         sole              278,500
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St Jude Med Inc                   Common Stock   790849103   2,731    89,000  SH         sole               89,000
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Schering Plough Corp              Common Stock   806605101   1,271    30,000  SH         sole               30,000
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Sepracor Inc                      Common Stock   817315104  13,985   141,000  SH         sole              141,000
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Valentis Inc                      Common Stock   91913E104   5,094   565,998  SH         sole              565,998
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Viropharma Inc                    Common Stock   928241108   1,184    32,000  SH         sole               32,000
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Visible Genetics Inc              Common Stock   92829S104  24,030   801,000  SH         sole              801,000
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Waters Corp                       Common Stock   941848103   5,724   108,000  SH         sole              108,000
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Xoma Ltd                          ORD            G9825R107   2,835   945,100  SH         sole              945,100
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